Note 33 - Employee Benefits - Movements In Share Award Units (Detail) € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Movements in share awards units [Line Items]
Number of Awards Outstanding at beginning of year	119,206	169,590
Number of Awards Granted	50,554	45,269
Released	€ (43,206)	€ (32,693)
Number of Awards Forfeited	(4,537)	(62,518)
Number of Awards Other Movements	(200)	(441)
Number of Awards Outstanding at end of year	121,818	119,206